Document And Entity Information	Sep. 30, 2026
Document Information Line Items
Entity Central Index Key	0001835385
Document Type	8-K
Document Period End Date	Sep. 30, 2026
Entity Registrant Name	MARATHON BANCORP, INC
Entity Incorporation, State or Country Code	MD
Entity File Number	001-42608
Entity Tax Identification Number	86-2191258
Entity Address, Address Line One	500 Scott Street
Entity Address, City or Town	Wausau
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	54402
City Area Code	715
Local Phone Number	845-7331
Written Communications	false
Soliciting Material	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	MBBC
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Amendment Flag	false